Organization and Business Operations (Details)																1 Months Ended	12 Months Ended
	Mar. 15, 2024 USD ($) $ / shares shares	Mar. 08, 2024 USD ($)	Feb. 22, 2024 USD ($) $ / shares shares	Nov. 17, 2023 USD ($) $ / shares shares	Aug. 23, 2023 USD ($) $ / shares	Aug. 17, 2023 USD ($) shares	May 23, 2023 USD ($) $ / shares	May 18, 2023 USD ($) $ / shares shares	Nov. 23, 2022 $ / shares shares	Nov. 21, 2022 USD ($) $ / shares	Aug. 16, 2022	May 20, 2022 USD ($) $ / shares	May 18, 2022 $ / shares shares	Mar. 24, 2022 USD ($) $ / shares	Nov. 24, 2020 USD ($) $ / shares shares	Jan. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2024 $ / shares shares	Aug. 18, 2023 shares
Organization and Business Operations
Common stock, par value | $ / shares																				$ 0.0001
Common stock, shares issued after conversion | shares																				16,602,460
Common stock, shares outstanding after conversion | shares																				16,602,460
Kingswood Acquisition Corp
Organization and Business Operations
Threshold business days for redemption of public shares																	10 days
Maximum net interest to pay dissolution expenses																	$ 100,000
Deposits into trust account by Wentworth																		$ 622,965
Number of public shares redeemed | shares				9,966					954,800				10,036,744
Payments for redemption of stock				$ 124,176						$ 10,142,765		$ 102,894,278
Redemption price per share | $ / shares				$ 12.46						$ 10.62		$ 10.25
Excise tax payable (in percent)				1.00%	1.00%			1.00%			1.00%
Excise tax payable				$ 1,242	$ 0.12			$ 1,642
Excise tax as a fair market value of the shares repurchased at the time of the repurchase								1.00%			1.00%
Cash																		111,675	$ 277,511
Working capital																		5,047,754
Maximum loan of convertible promissory notes														$ 1,500,000
Proceeds held in trust account used to repay working capital loans														$ 0
Proceeds from convertible promissory note																		0	1,500,000
Fair value of the convertible promissory note																		1,645,525	1,351,662
Amount deposited in trust account																		692,183
Amount owed to trust account																		138,437
Cash withdrawn from Trust Account in connection with redemption																		164,309	113,037,043
Kingswood Acquisition Corp | Subsequent Events
Organization and Business Operations
Number of public shares redeemed | shares			1,060
Payments for redemption of stock	$ 5,300,317		$ 13,766
Redemption price per share | $ / shares	$ 13.15		$ 12.98
Excise tax payable	$ 53,003		$ 137
Excise tax as a fair market value of the shares repurchased at the time of the repurchase	1.00%		1.00%
Kingswood Acquisition Corp | Related Party [Member]
Organization and Business Operations
Proceeds from convertible promissory note																		1,750,000	$ 1,500,000
Kingswood Acquisition Corp | Sponsor
Organization and Business Operations
Amount of loan contributed by sponsor as loan												$ 60,969
Contribution per share | $ / shares												$ 0.04
Monthly payment of contributions												$ 60,969
Amount deposited into trust account																		69,218
Kingswood Acquisition Corp | Wentworth
Organization and Business Operations
Amount of loan contributed by sponsor as loan										$ 69,218
Amount deposited in trust account																		$ 622,965
Kingswood Acquisition Corp | Wentworth | Subsequent Events
Organization and Business Operations
Amount deposited into trust account		$ 69,218														$ 207,655
Kingswood Acquisition Corp | Class A common stock
Organization and Business Operations
Common stock, par value | $ / shares																		$ 0.0001	$ 0.0001
Conversion ratio						1
Common stock, shares issued after conversion | shares						3,203,049												3,193,083			3,193,083
Common stock, shares outstanding after conversion | shares						3,203,049												3,193,083			3,193,083
Kingswood Acquisition Corp | Class A common stock | Subsequent Events
Organization and Business Operations
Common stock, shares outstanding after conversion | shares	2,788,957
Kingswood Acquisition Corp | Class A common stock subject to possible redemption
Organization and Business Operations
Redemption price per share | $ / shares								$ 11.4	$ 10.62				$ 10.25
Number of shares redeemed | shares						1		14,406
Value of shares redeemed				$ 124,176		$ 12.23	$ 164,297	$ 164,297
Shares at redemption value | $ / shares					$ 12.23		$ 11.4											$ 12.24	10.25
Kingswood Acquisition Corp | Class B Common Stock
Organization and Business Operations
Common stock, par value | $ / shares																		$ 0.0001	$ 0.0001
Number of shares converted from Class B to Class A | shares						2,605,000
Conversion ratio						1												1
Common stock, shares issued after conversion | shares						270,000												270,000	2,875,000		270,000
Common stock, shares outstanding after conversion | shares						270,000												270,000	2,875,000		270,000
Kingswood Acquisition Corp | Class B Common Stock | Subsequent Events
Organization and Business Operations
Common stock, shares outstanding after conversion | shares	270,000
Kingswood Acquisition Corp | Class B Common Stock | Sponsor
Organization and Business Operations
Number of shares converted from Class B to Class A | shares						2,605,000
Kingswood Acquisition Corp | IPO | Class A common stock
Organization and Business Operations
Number of units issued | shares															10,000,000
Share price | $ / shares															$ 10
Common stock, par value | $ / shares															$ 0.0001
Kingswood Acquisition Corp | Over-allotment option
Organization and Business Operations
Number of units issued | shares															1,500,000
Share price | $ / shares															$ 10
Period of option granted to underwriters for purchase of shares															30 days
Gross proceeds from sale of units															$ 15,000,000
Kingswood Acquisition Corp | Private Placement Warrants
Organization and Business Operations
Additional warrants issued | shares															431,550
Additional warrants exercise price | $ / shares															$ 1
Proceeds from additional warrants issued															$ 431,550
Price of warrants | $ / shares														$ 1
Kingswood Acquisition Corp | Private warrants | Class A common stock
Organization and Business Operations
Number of units issued | shares															6,050,000
Share price | $ / shares															$ 1